Nature Of Operations And Summary Of Significant Accounting Policies (Schedule of AFUDC Debt and Equity Rates) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Columbia Gas Transmission | Debt Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate	1.80%	0.90%
Columbia Gas Transmission | Equity Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate	6.30%	3.00%
Columbia Gulf | Debt Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate	2.90%	2.10%
Columbia Gulf | Equity Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate	6.30%	9.40%
Predecessor | Columbia Gas Transmission | Debt Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate			2.50%
Predecessor | Columbia Gas Transmission | Equity Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate			3.20%
Predecessor | Columbia Gulf | Debt Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate			2.50%
Predecessor | Columbia Gulf | Equity Rate
Schedule of AFUDC Debt and Equity Rates [Line Items]
Public Utilities, Allowance for Funds Used During Construction, Rate			3.20%